SCHEDULE OF EFFECTIVE INCOME TAX RATE PERCENTAGE (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Income Tax Disclosure [Abstract]
PRC statutory income tax rate, percentage	25.00%	25.00%	25.00%
PRC statutory income tax rate, amount	$ 229,263	$ (1,495,660)	$ 679,491
Statutory tax rate difference between Cayman and PRC, percentage	19.60%	(22.10%)	0.00%
Statutory tax rate difference between Cayman and PRC, amount	$ 180,172	$ 1,321,935	$ 1,082
Statutory tax rate difference between Hong Kong and PRC, percentage	1.90%	0.00%	(0.00%)
Statutory tax rate difference between Cayman and PRC, amount	$ 16,721	$ 802	$ (344)
Effect of research and development deduction, percentage		1.80%	(15.40%)
Effect of research and development deduction, amount		$ (108,471)	$ (419,364)
Effect of non-deductible expenses, percentage	1.30%	(0.20%)	0.60%
Effect of non-deductible expenses, amount	$ 11,998	$ 11,432	$ 15,324
Effect of valuation allowance, percentage	5.80%
Effect of valuation allowance, amount	$ 53,358
Effective income tax rate, percentage	53.60%	4.50%	10.20%
Effective income tax rate, amount	$ 491,512	$ (269,962)	$ 276,189